Goodwill - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Oct. 01, 2020	Dec. 31, 2020
Percentage of valuation technique
Goodwill impairment	$ 0
Income approach [member]
Percentage of valuation technique
Percentage Of Valuation Techniques		60.00%
Market approach [member]
Percentage of valuation technique
Percentage Of Valuation Techniques		40.00%
Cash generating units [Member]
Percentage of valuation technique
Goodwill impairment test	100.00%	100.00%